Summary of Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expired or forfeited	(50,000)
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Balance outstanding	6,578,360	1,278,375	643,750
Weighted Average Exercise Price, Balance outstanding	$ 4.97	$ 3.00	$ 3.00
Warrants granted	32,500	5,299,985	634,625
Weighted Average Exercise Price, granted	$ 4.00	$ 5.45	$ 3.00
Warrants exercised	(740,250)
Weighted Average Exercise Price, exercised	$ 2.00
Warrants expired or forfeited
Weighted Average Exercise Price, expired or forfeited
Warrants, Balance outstanding	5,870,610	6,578,360	1,278,375
Weighted Average Exercise Price, Balance outstanding	$ 3.28	$ 4.97	$ 3.00
Warrants, Balance exercisable	5,770,610	6,378,360
Weighted Average Exercise Price, Balance exercisable	$ 3.27	$ 5.00